TRADE AND BILLS PAYABLES	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
TRADE AND BILLS PAYABLES

12. TRADE AND BILLS PAYABLES

	As at December 31,
	2022	2023
	RMB	RMB	USD
Trade payables	23,081	113,915	16,044
Bills payables	22,000	-	-
Total	45,081	113,915	16,044
Less: trade and bills payables of the discontinued operations	(9,399)	(13,505)	(1,902)
Trade and bills payables of the continued operations	35,682	100,410	14,142